Investments	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Investments

11. Investments

Investments consist of the following at December 31:

	Ownership as of December 31, 2014 (%)	2014	2013
Equity investment in unconsolidated joint venture (AerDragon) (a)	16.7	$51,450	$47,672
Equity investment in unconsolidated joint venture (AerLift)	39.3	53,639	54,457
Equity investment in unconsolidated joint venture (AerData) (b)	-	-	882
Equity investment in unconsolidated joint venture (ACSAL) (a)	19.4	10,459	9,175
Other investments at cost	n/a	6	194
		$115,554	$112,380

(a)	AerDragon and ACSAL are VIEs for which we are not the PB but do have significant influence, therefore they are accounted for under the equity method.
(b)	As of December 31, 2013, we had a 42.3% equity interest in AerData, which was sold during the year ended December 31, 2014.

The undistributed earnings of investments in which our ownership interest is less than 50 percent were $35.2 million and $31.4 million at December 31, 2014 and 2013 respectively.  Our equity investment in our unconsolidated joint ventures, AerDragon, AerLift and ACSAL, are accounted for under the equity method.